CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Trade accounts and notes receivable, allowance for doubtful accounts, current	¥ 23,944	¥ 16,370
Model AA Class Shares, no par value	¥ 0	¥ 0
Model AA Class Shares, authorized	150,000,000	150,000,000
Model AA Class Shares, issued	47,100,000	47,100,000
Common stock, no par value	¥ 0	¥ 0
Common stock, authorized	10,000,000,000	10,000,000,000
Common stock, issued	3,262,997,492	3,262,997,492
Treasury stock, shares	496,844,960	430,558,325
Total number of authorized shares for common stock and Model AA Class Shares	10,000,000,000	10,000,000,000
Marketable Securities [Member]
Marketable securities loaned asset	¥ 156,051
Marketable Securities And Other Securities Investment [Member]
Marketable securities loaned asset	¥ 2,061,295